As filed with the Securities and Exchange     Registration No. 333-01107*
    Commission on November 14, 2001              Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 28 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

        X         immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
                  on _____________ pursuant to paragraph (b) of Rule 485
     --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

                                  PARTS A AND B


The Prospectus and the Statement of Additional Information each dated May 1, 2001, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 28 by reference to Registrant's filing under Rule 497(c), as filed on May 1, 2001 (File No. 333-01107), by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001, and declared effective on July 20, 2001, and by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and declared effective on October 26, 2001.

A Supplement dated November 14, 2001 to the Prospectus and Contract Prospectus Summary is included in Part A of this Post-Effective Amendment.

                          VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

       SUPPLEMENT DATED NOVEMBER 14, 2001 TO PROSPECTUS DATED MAY 1, 2001
                AND CONTRACT PROSPECTUS SUMMARY DATED MAY 1, 2001

The information in this supplement updates and amends certain information contained in the Prospectus and Contract Prospectus Summary dated May 1, 2001. You should read this supplement along with the Prospectus.

0 The following updates and amends information regarding the use of the contracts to fund 457(b) plans of non-governmental, tax-exempt employers:

         GENERAL. Effective for contributions received on or after January 1, 2002, the contracts may be used as funding vehicles for Tax Code
         Section 457(b) plans of non-governmental, tax-exempt employers. Under 457(b) plans maintained by non-governmental, tax-exempt employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer's general creditors, until paid or made available to you or your beneficiary. In addition, participation in a 457(b) plan maintained by a non-governmental, tax-exempt employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations).

         CONTRIBUTIONS TO A 457(B) PLAN EXCLUDED FROM GROSS INCOME. Effective January 1, 2002, in order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed, generally, the lesser of the dollar amount limit set forth below or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, not including deferrals to the employer's Tax Code Section 457, 401(k), 403(b) and 125 cafeteria plans, or any other amounts not includible in the participant's gross income as wages from the employer.

         The dollar amount limits are as follows:

         -      $11,000 in 2002;
         -      $12,000 in 2003;
         -      $13,000 in 2004;
         -      $14,000 in 2005;
         -      $15,000 in 2006.

         After 2006, contribution limits will be subject to indexing.

         DISTRIBUTIONS. All distributions from a 457 plan of a non-governmental, tax-exempt employer, except death benefits, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

         RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan of a non-governmental, tax-exempt employer, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.


X.01107-01A                                                        November 2001
C01-1106-012R

         Effective January 1, 2002, distributions from a non-governmental, tax-exempt 457(b) plan payable over a period of more than one year do not need to be made in substantially non-increasing amounts, and subject to the Tax Code, distribution of death benefits to a non-spouse may be made to a non-spouse over a period that may exceed fifteen years.

         WAIVERS OF EARLY WITHDRAWAL CHARGE AND FIXED PLUS ACCOUNT FULL AND PARTIAL WITHDRAWAL PROVISIONS. Although, effective January 1, 2002, the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full and partial withdrawal provisions unless the severance from employment would otherwise qualify as a separation from service (for those contracts that waive early withdrawal charges or the full and partial withdrawal provisions upon separation from service).


X.01107-01A                                                        November 2001
C01-1106-012R

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
   (a) Financial Statements:
       (1)    Incorporated by reference in Part A:
              Condensed Financial Information
       (2)    Incorporated by reference in Part B:
              Financial Statements of Variable Annuity Account C:
              -   Statement of Assets and Liabilities as of December 31, 2000
              -   Statement of Operations for the year ended December 31, 2000
              - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
              -   Condensed Financial Information for the year ended
                  December 31, 2000
              -   Notes to Financial Statements
              -   Independent Auditors' Report
              Financial Statements of Aetna Life Insurance and Annuity Company:
              -   Independent Auditors' Report
              - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the
                  Years Ended December 31, 1999 and 1998
              -   Consolidated Balance Sheets as of December 31, 2000 and 1999
              - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
              - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
              -   Notes to Consolidated Financial Statements

   (b) Exhibits
       (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
       (2)    Not applicable
       (3.1)  Broker-Dealer Agreement(2)
       (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
       (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc.
              (AISI) and Letter of Assignment to AISI (4)
       (3.4) Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC
              (4)
       (4.1)  Variable Annuity Contract (G-CDA(12/99))(5)
       (4.2)  Variable Annuity Contract Certificate (C-CDA(12/99))(5)

       (4.3) Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
       (4.4) Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
       (4.5) Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
       (4.6) Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
       (4.7) Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99)(5)
       (4.8)  Variable Annuity Contract (G-CDA-99(NY))(5)
       (4.9)  Variable Annuity Contract Certificate (C-CDA-99(NY))(5)
       (4.10) Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract
              Certificate C-CDA-99(NY)(5)
       (4.11) Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and
              Contract Certificate C-CDA-99(NY)(5)
       (4.12) Variable Annuity Contract (G-CDA(99))(5)
       (4.13) Variable Annuity Contract Certificate (C-CDA(99))(5)
       (4.14) Group Combination Annuity Contract (Nonparticipating)
              (A001RP95)(6)
       (4.15) Group Combination Annuity Certificate (Nonparticipating)
              (A007RC95)(6)
       (4.16) Group Combination Annuity Contract (Nonparticipating)
              (A020RV95)(6)
       (4.17) Group Combination Annuity Certificate (Nonparticipating)
              (A027RV95)(6)
       (4.18) Variable Annuity Contract (G-CDA-IA(RP))(3)
       (4.19) Variable Annuity Contract Certificate (GTCC-IA(RP))(7)
       (4.20) Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
       (4.21) Variable Annuity Contract (G-CDA-HF)(8)
       (4.22) Variable Annuity Contract Certificate (GTCC-HF)(9)
       (4.23) Variable Annuity Contract Certificate (GDCC-HF)(5)
       (4.24) Variable Annuity Contract (G-CDA-HD)(10)
       (4.25) Variable Annuity Contract Certificate (GTCC-HD)(7)
       (4.26) Variable Annuity Contract Certificate (GDCC-HD)(5)
       (4.27) Variable Annuity Contract (GID-CDA-HO)(11)
       (4.28) Variable Annuity Contract (GLID-CDA-HO)(11)
       (4.29) Variable Annuity Contract (GSD-CDA-HO)(11)
       (4.30) Variable Annuity Contract (G-CDA-HD(XC))(5)
       (4.31) Variable Annuity Contract Certificate (GDCC-HO)(5)
       (4.32) Variable Annuity Contract Certificate (GDCC-HD(XC))(5)
       (4.33) Variable Annuity Contract Certificate (GTCC-HD(XC))(5)
       (4.34) Variable Annuity Contract Certificate (GTCC-HO)(5)
       (4.35) Variable Annuity Contract Certificate (GTCC-96(ORP))(5)

       (4.36) Variable Annuity Contract (G-CDA-96(ORP))(5)
       (4.37) Variable Annuity Contract Certificate (GTCC-96(TORP))(5)
       (4.38) Variable Annuity Contract Certificate (GTCC-IB(ATORP))(5)
       (4.39) Variable Annuity Contract Certificate (GTCC-IB(AORP))(5)
       (4.40) Variable Annuity Contract (GST-CDA-HO)(12)
       (4.41) Variable Annuity Contract (I-CDA-HD)(12)
       (4.42) Variable Annuity Contract (G-CDA-IB(ATORP))(13)
       (4.43) Variable Annuity Contract (G-CDA-95(TORP)) and Contract
              Certificate (GTCC-95(TORP))(13)
       (4.44) Variable Annuity Contract (G-CDA-IB(AORP))(13)
       (4.45) Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate
              (GTCC-95(ORP))(13)
       (4.46) Variable Annuity Contracts (G-CDA-IB(ORP), (G-CDA-IB(TORP))(13) (4.47) Variable Annuity Contract (G-CDA-96(TORP))(14)
       (4.48) Variable Annuity Contract (IA-CDA-IA)(8)
       (4.49) Variable Annuity Contract (GIT-CDA-HO)(12)
       (4.50) Variable Annuity Contract (GLIT-CDA-HO)(12)
       (4.51) Variable Annuity Contract (I-CDA-98(ORP))(8)
       (4.52) Endorsement for Exchanged Contract (EINRP95) to Contract
              A001RP95(6)
       (4.53) Endorsement for Exchanged Contract (EINRV95) to Contract
              A020RV95(6)
       (4.54) Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95(14) (4.55) Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95(15) (4.56) Endorsement (E1OMNI97) to Contract A001RP95(16)
       (4.57) Endorsement (E2OMNI97) to Contract A001RP95(16)
       (4.58) Endorsement (E1FXPL97) to Contract A001RP95(16)
       (4.59) Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(8) (4.60) Endorsement (EINRP97) to Contract A001RP95(8)
       (4.61) Endorsement (EINRV97) to Contract A020RV95(8)
       (4.62) Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(8)
       (4.63) Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(17) (4.64) Endorsement (EINRV98) to Contract A020RV95(8)
       (4.65) Endorsement (EINRP98) to Contract A001RP95(8)
       (4.66) Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
              G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD(3)
       (4.67) Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and
              GLID-CDA-HO(18)
       (4.68) Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and
              G-CDA-IA(RP)(19)

       (4.69) Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD,
              G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95(20)
       (4.70) Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and A027RV95(20)
       (4.71) Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract
              Certificate GTCC-HF(21)
       (4.72) Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
              GSD-CDA-HO, and GST-CDA-HO(8)
       (4.73) Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD
              and Contract Certificates GTCC-HD and GTCC-HF(22)
       (4.74) Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and
              GSD-CDA-HO(22)
       (4.75) Endorsement (E3KSDC96) to Variable Annuity Contract
              GLID-CDA-HO(23)
       (4.76) Endorsement (EMETHO96) to Variable Annuity Contract
              GLID-CDA-HO(24)
       (4.77) Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF(24) (4.78) Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO(25) (4.79) Endorsement (GET 9/96) to Variable Annuity Contracts
              G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-95(ORP)(14)
       (4.80) Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to
              Contract IA-CDA-IA(26)
       (4.81) Endorsement (EIHDIASDO) to Contracts I-CDA-HD and IA-CDA-IA(27) (4.82) Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
              GST-CDA-HO(27)
       (4.83) Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
              GST-CDA-HO(27)
       (4.84) Endorsement (EI403-GI-98) to Contract IA-CDA-IA(8)
       (4.85) Endorsement (E-MMGDB(99)) to Contract G-CDA(99) and Contract
              Certificate C-CDA (99)(28)
       (4.86) Endorsement (E-MMFPEX(99)) to Contract G-CDA(99) and Contract
              Certificate C-CDA(99)(28)
       (4.87) Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and Contract
              Certificate C-CDA(99)(5)
       (4.88) Endorsement (E-MMLSWC(99)) to Contract G-CDA(99) and Contract
              Certificate C-CDA(99)(28)
       (4.89) Endorsement (E-MMTC(5/99)) to Contract G-CDA(99) and Contract
              Certificate C-CDA(99)(28)
       (4.90) Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
              G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD, G-CDA-HD(X), GID-CDA-HO,

              GLID-CDA-HO, GIT-CDA-HO, GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD, I-CDA-HD(XC), G-CDA-IB(ATORP), G,CDA-IB(TORP), G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and Contract Certificates A007RC95, A027RV95, GTCC-IA(RP), GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and GDCC-HD(XC)(28)
       (4.91) Endorsement E457b-C-01 to Contract G-CDA (12/99) and Contract
              Certificate C-CDA (12/99)
       (4.92) Endorsement E457b-T-01 to Contract G-CDA (12/99) and Contract
              Certificate C-CDA (12/99)
       (4.93) Variable Annuity Contract Schedule I (A001RP95(1/98))(8)
       (4.94) Variable Annuity Contract Schedule I (A020RV95(1/98))(8)
       (5.1)  Variable Annuity Contract Application (300-MOP-96)(29)
       (5.2)  Variable Annuity Contract Application (300-GTD-IA)(30)
       (5.3) Variable Annuity Contract Application (710.00.16H(11/97))(31) (5.4) Variable Annuity Contract Application (710.00.16H(NY)(11/97))(31) (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity
              Company(31)
       (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(12)
       (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(32)
       (7)    Not applicable
       (8.1) Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(33)
       (8.2) Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(34)
       (8.3) First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(34)

       (8.4) Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(33)
       (8.5) First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(4)
       (8.6) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(2)
       (8.7) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(35)
       (8.8) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (5)
       (8.9) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(36)
       (8.10) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(36)
       (8.11) Fifth Amendment dated February 27, 2001 to Fund Participation
              Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna

              Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(34)
       (8.12) Service Agreement dated as of May 1, 1998 between Aeltus
              Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
       (8.13) Amendment dated November 4, 1998 to Service Agreement dated as of
              May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(35)
       (8.14) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(36)
       (8.15) Third Amendment dated May 1, 2000 to Service Agreement dated as of
              May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(36)
       (8.16) Fund Participation Agreement dated as of July 1, 2000 between
              Aetna Life Insurance and Annuity Company, American Century Services Corporation and American Century Investment Services, Inc.(37)
       (8.17) Fund Participation Agreement dated December 1, 1997 among Calvert
              Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(38)
       (8.18) Service Agreement dated December 1, 1997 between Calvert Asset
              Management Company, Inc. and Aetna Life Insurance and Annuity Company(39)
       (8.19) Fund Participation Agreement dated May 1, 2000 between The Chapman
              Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company(37)

       (8.20) Fund Participation Agreement dated February 1, 1994 and amended on
              December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(12)
       (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
              Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(39)
       (8.22) Sixth Amendment dated November 6, 1997 to the Fund Participation
              Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and
              May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(40)
       (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund
              Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
       (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation
              Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May
              1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(5)
       (8.25) Fund Participation Agreement dated February 1, 1994 and amended on
              December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
              and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(12)
       (8.26) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
              Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(39)
       (8.27) Sixth Amendment dated as of January 20, 1998 to the Fund
              Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(41)
       (8.28) Seventh Amendment dated as of May 1, 1998 to the Fund
              Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
              March 1, 1996, May 1, 1997 and January 20, 1998
              between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
       (8.29) Eighth Amendment dated December 1, 1999 to Fund Participation
              Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May
              1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(5)
       (8.30) Service Agreement dated as of November 1, 1995 between Aetna Life
              Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(24)
       (8.31) Amendment dated January 1, 1997 to Service Agreement dated as of
              November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(39)
       (8.32) Service Contract dated May 2, 1997 between Fidelity Distributors
              Corporation and Aetna Life Insurance and Annuity Company(35) (8.33) Participation Agreement dated as of July 20, 2001 between Franklin
              Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company(42)
       (8.34) Fund Participation Agreement dated December 8, 1997 among Janus
              Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(43)
       (8.35) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(35)
       (8.36) Second Amendment dated December 1, 1999 to Fund Participation
              Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(5)
       (8.37) Amendment dated as of August 1, 2000 to Fund Participation
              Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(44)
       (8.38) Service Agreement dated December 8, 1997 between Janus Capital
              Corporation and Aetna Life Insurance and Annuity Company(43) (8.39) First Amendment dated August 1, 2000 to Service Agreement dated
              December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company with respect to the Janus Aspen Series(44)
       (8.40) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(44)
       (8.41) Fund Participation Agreement dated May 11, 1994 between Janus
              Capital Corporation and Aetna Life Insurance and Annuity
              Company(5)

       (8.42) Amendment dated January 2, 1995 to Fund Participation Agreement dated May 11, 1994 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
       (8.43) Amendment dated February 24, 1995 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
       (8.44) Third Amendment dated May 1, 1995 to Fund Participation Agreement dated May 11, 1994, as amended on January 2, 1995 and February 24, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
       (8.45) Letter Agreement dated January 1, 1996 to Fund Participation
              Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995 and May 1, 1995 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
       (8.46) Letter Agreement dated February 18, 1999 to Fund Participation
              Agreement dated May 11, 1994, as amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(5)
       (8.47) Amendment dated May 1, 2000 to Fund Participation Agreement dated
              May 11, 1994, as amended on January 2, 1995, February 24, 1995, May 1, 1995, January 1, 1996, and February 18, 1999 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(36)
       (8.48) Fund Participation Agreement dated December 1, 1988, as amended
              February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)
       (8.49) Fund Participation Agreement dated as of July 20, 2001 between
              Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company(42)
       (8.50) Service Agreement dated as of July 20, 2001 between Lord Abbett &
              Co. and Aetna Life Insurance and Annuity Company(42)
       (8.51) Fund Participation Agreement dated March 11, 1997 between Aetna
              Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(45)
       (8.52) First Amendment dated December 1, 1999 to Fund Participation
              Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(5)
       (8.53) Service Agreement effective as of March 11, 1997 between
              Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(45)
       (8.54) Fund Participation Agreement dated August 15, 2000 between
              Oppenheimer and Aetna Life Insurance and Annuity Company(37) (8.55) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company(37)
       (8.56) Fund Participation Agreement among Pilgrim Variable Products
              Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(46)

       (8.57) Fund Participation Agreement dated as of July 1, 2001 between
              Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company(42)
       (8.58) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company(37)
       (8.59) Shareholder Services Agreement dated October 4, 1999 between
              Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services, Inc.(37)
       (8.60) First Amendment dated August 15, 2000 to the Shareholder Services
              Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services(37)
       (9)    Opinion and Consent of Counsel
       (10)   Consent of Independent Auditors
       (11)   Not applicable
       (12)   Not applicable
       (13)   Schedule for Computation of Performance Data(17)
       (14.1) Powers of Attorney(47)
       (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
6. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.

12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 15, 1996.
14. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.
15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
19. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 11, 1997.
20. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.
24. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.
26. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
27. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 11, 1997.
28. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.
29. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.
30. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.
31. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
32. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

33. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
34. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
35. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
36. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
37. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
38. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
39. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
40. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
41. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
42. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
43. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
44. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
45. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
46. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
47. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 25.      Directors and Officers of the Depositor*
-----------------------------------------------------

Name and Principal
Business Address                     Positions and Offices with Depositor
----------------                     ------------------------------------

Thomas J. McInerney**                Director and President

Wayne R. Huneke***                   Director and Chief Financial Officer

Robert C. Salipante****              Director

P. Randall Lowery***                 Director

Mark A. Tullis***                    Director

Deborah Koltenuk**                   Vice President and Corporate Controller

Paula Cludray-Engelke****            Secretary

Brian Murphy**                       Vice President and Chief Compliance Officer

     * These individuals may also be directors and/or officers of other affiliates of the Company.
    ** The principal business address of these directors and officers is 151
       Farmington Avenue, Hartford, Connecticut 06156.
   *** The principal business address of these directors and officers is 5780
       Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
  **** The principal business address of this Director and this Officer is 20
       Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26.      Persons Controlled by or Under Common Control with the Depositor
------------------------------------------------------------------------------
or Registrant
-------------

    Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 27.      Number of Contract Owners
---------------------------------------

    As of October 31, 2001, there were 623,2643 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1,

1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account

         I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and officers of the Principal
         Underwriter:

Name and Principal                    Positions and Offices with
Business Address                      Principal Underwriter
----------------                      ---------------------

Marie Augsberger*                     Director and President

Robert L. Francis**                   Director and Senior Vice President

Allan Baker*                          Chairman of the Board and Senior Vice
                                      President

Steven A. Haxton*                     Senior Vice President

Willard I. Hill, Jr.*                 Senior Vice President

Deborah Koltenuk*                     Vice President, Treasurer and Chief
                                      Financial Officer

Therese Squillacote*                  Vice President and Chief Compliance
                                      Officer

Jeffrey R. Berry*                     Corporate Secretary and Counsel (Chief
                                      Legal Officer)

Martin T. Conroy*                     Vice President and Assistant Treasurer

Dwyatt McClain*                       Vice President

Terran Titus*                         Vice President

William T. Abramowicz                 Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                  Vice President

Louis E. Bachetti                     Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                    Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                   Vice President

Name and Principal                    Positions and Offices with
Business Address                      Principal Underwriter
----------------                      ---------------------

Reginald D. Bowen*                    Vice President

Steven M. Bresler                     Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                     Vice President

Daniel P. Charles                     Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                       Vice President

Albert J. DiCristofaro, Jr.           Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                      Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian K. Haendiges*                  Vice President

Brian P. Harrington                  Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****             Vice President

William S. Jasien****                Vice President

Jess D. Kravitz**                    Vice President

Christina Lareau*                    Vice President

George D. Lessner                    Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Susan J. Lewis                       Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

Name and Principal                   Positions and Offices with
Business Address                     Principal Underwriter
----------------                     ---------------------

James F. Lille                       Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                      Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                     Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                   Vice President

W. Michael Montgomery                Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Pamela Mulvey*                       Vice President

Scott T. Neeb**                      Vice President

Patrick F. O'Christie                Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Ethel Pippin*                        Vice President

Paulette Playce                      Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                   Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                   Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                   Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Name and Principal                    Positions and Offices with
Business Address                      Principal Underwriter
----------------                      ---------------------

S. Bradford Vaughan, Jr.             Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                       Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                     Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:



       (1)                       (2)                          (3)                    (4)                   (5)

Name of                  Net Underwriting                Compensation
Principal                Discounts and                   on Redemption or         Brokerage
Underwriter              Commissions                     or Annuitization         Commissions          Compensation*
-----------              -----------                     ----------------         -----------          -------------


Aetna Life                                                  $4,282,754                                  $178,558,430
Insurance and
Annuity
Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C. Of this amount, $13,700,318 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

       Compensation from January 1, 2000 to December 31, 2000:


       (1)                       (2)                          (3)                    (4)                   (5)

Name of                  Net Underwriting                Compensation
Principal                Discounts and                   on Redemption or         Brokerage
Underwriter              Commissions                     or Annuitization         Commissions          Compensation**
-----------              -----------                     ----------------         -----------          --------------


Aetna                                                                                                    $1,126,164
Investment
Services, LLC

** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $61,297 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account C.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of November, 2001.

                                      VARIABLE ANNUITY ACCOUNT C OF AETNA
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                         (Registrant)

                                  By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                         (Depositor)

                                  By: Thomas J. McInerney*
                                      ------------------------------------
                                      Thomas J. McInerney
                                      President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 28 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                Title                                        Date
---------                -----                                        ----

Thomas J. McInerney*     Director and President                  )
-----------------------                                          )
Thomas J. McInerney      (principal executive officer)           )
                                                                 )
                                                                 )
Wayne R. Huneke*         Director and Chief Financial Officer    )    November
-----------------------                                          )    14, 2001
Wayne R. Huneke                                                  )
                                                                 )
                                                                 )
Randy Lowery*            Director                                )
-----------------------                                          )
Randy Lowery                                                     )
                                                                 )
                                                                 )
Robert C. Salipante*     Director                                )
-----------------------                                          )
Robert C. Salipante                                              )
                                                                 )
                                                                 )
Mark A. Tullis*          Director                                )
-----------------------                                          )
Mark A. Tullis                                                   )
                                                                 )
                                                                 )

                                                                 )
Deborah Koltenuk*        Corporate Controller                    )
-----------------------                                          )
Deborah Koltenuk                                                 )

By: /s/ Michael A. Pignatella
    ----------------------------------------------------------
    Michael A. Pignatella
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                 EXHIBIT INDEX

Exhibit No.      Exhibit
----------       -------

99-B.4.91        Endorsement E457b-C-01 to Contract G-CDA (12/99) and
                 Contract Certificate C-CDA (12/99)
                                                                                          ------------

99-B.4.92        Endorsement E457b-T-01 to Contract G-CDA (12/99) and
                 Contract Certificate C-CDA (12/99)
                                                                                          ------------

99-B.9           Opinion and Consent of Counsel
                                                                                          ------------

99-B.10          Consent of Independent Auditors
                                                                                          ------------